Schedule of future amortization expenses for intangible assets (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
July to December 2024	$ 211
Financial year ending 2025 to 2027	$ 501